Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our Chief Executive Officer, Mr. Grossblatt (referred to in the table below as “PEO”) and the average compensation for our other Named Executive Officers (“NEOs”), Mr. Huff (our CFO), as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended March 31, 2023, 2024 and 2025 and net loss over such years, in each case determined in accordance with SEC rules:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (3)	Net Income (Loss) (in thousands) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$433,280	$433,280	$216,552	$216,552	$94	$501
2024	$423,448	$423,448	$217,387	$217,387	$37	$(396)
2023	$440,530	$440,530	$202,775	$202,775	$34	$720

(1)	The amounts reported in column (b) are the amounts of total compensation reported for our President and Chief Executive Officer (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)	The amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year.

(3)	“Total Shareholder Return” represents our cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price of our common stock at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on our common stock for the measurement period, assuming dividend reinvestment, by the share price of our common stock at the beginning of the measurement period. Each amount assumes that $100 was invested in our common stock on April 1, 2023, and dividends if any, were reinvested for additional shares.

(4)	The amounts reported represent the amount of net income (in thousands) reflected in our audited consolidated financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The amounts reported in column (b) are the amounts of total compensation reported for our President and Chief Executive Officer (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	The amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year.

PEO Total Compensation Amount	$ 433,280	$ 423,448	$ 440,530
PEO Actually Paid Compensation Amount	433,280	423,448	440,530
Non-PEO NEO Average Total Compensation Amount	216,552	217,387	202,775
Non-PEO NEO Average Compensation Actually Paid Amount	216,552	217,387	202,775
Total Shareholder Return Amount	94	37	34
Net Income (Loss)	$ 501,000	$ (396,000)	$ 720,000
PEO Name	Mr. Grossblatt